Noncontrolling Interest Of Common And Redeemable Preferred Units In SLP (Tables)	9 Months Ended
Sep. 30, 2013
Noncontrolling Interest Of Common And Redeemable Preferred Units In SLP [Abstract]
Equity Reconciliation Of Parent And Noncontrolling Interest

(dollars in thousands)
	Preferred	Preferred				Distribution		Noncontrolling
	A	C	Common	Common	Additional	in excess of	Net	interest in
	shares	shares	stock	shares	paid - in	retained	shareholders'	consolidated	Total
	par value	par value	warrants	par value	capital	earnings	equity	partnerships	equity
Balance at
December 31, 2012	$8	$30	$252	$29	$134,994	$(98,777)	$36,536	$115	$36,651
Stock-based
compensation	0	0	0	0	35	0	35	0	35
Warrant expiration	0	0	(252)	0	252	0	0	0	0
Preferred dividends	0	0	0	0	0	(2,512)	(2,512)	0	(2,512)
Net loss	0	0	0	0	0	12	12	0	12
Balance at
September 30, 2013	$8	$30	$0	$29	$135,281	$(101,277)	$34,071	$115	$34,186